Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of detailed information about current and non-current tax assets [Text Block]
a)	Current tax assets

	12/31/2018	12/31/2017
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	21,172	2,802
Monthly provisional income tax payments, foreign companies	5,199	808
Corporate tax credits (1)	1,858	456
Taxes in recovery process	28,881	28,225
Total	57,110	32,291

b)	Non-current tax assets
	12/31/2018	12/31/2017
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	6,398	6,398
Specific tax on mining activities paid (on consignment)	25,781	25,781
Total	32,179	32,179

(1)
These credits are available for Companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

Disclosure of detailed information about current tax liabilities [Text Block]
Current tax liabilities

Current tax liabilities	12/31/2018	12/31/2017
	ThUS$	ThUS$
1st Category income tax	25,163	45,479
Foreign company income tax	21,097	28,996
Article 21 single tax	1,152	927
Total	47,412	75,402

Description of detailed information regarding income tax rates applicable for various countries [Text Block]
The income tax rate for the main countries where the Company operates is presented below
:

Country	Income tax 2018	Income tax 2017
Spain	25%	25%
Belgium	29.58%	33.99%
Mexico	30%	30%
United States	21% + 6%	34%+6%
South Africa	28%	28%

Disclosure of deferred taxes [text block]	Income tax assets and liabilities as of December 31, 2018 are detailed as follows:

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities
	ThUS$	ThUS$

Unrealized loss	75,832	-
Property, plant and equipment and capitalized interest	-	(196,843)
Facility closure provision	4,280	-
Manufacturing expenses	-	(103,760)
Staff severance indemnities, unemployment insurance	-	(5,679)
Vacation accrual	5,155	-
Inventory provision	28,155	-
Materials provision	6,239	-
Forwards	2,169	-
Employee benefits	3,309	-
Research and development expenses	-	(2,216)
Accounts receivable	4,188	-
Provision for legal complaints and expenses	4,013	-
Loan approval expenses	-	(2,337)
Junior mining companies (valued based on stock price)	-	(976)
Royalty	-	(3,278)
Tax loss benefit	1,124	-
Other	5,005	-
Foreign items (other)	259	-
Balances to date	139,728	(315,089)
Net balance	-	(175,361)

d.2)	Income tax assets and liabilities as of December 31, 2017 are detailed as follows

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	68,544	-
Property, plant and equipment and capitalized interest	-	(211,374)
Facility closure provision	3,469	-
Manufacturing expenses	-	(102,748)
Staff severance indemnities, unemployment	-	(6,792)
Vacation accrual	4,887	-
Inventory provision	25,172	-
Materials provision	7,107	-
Forwards	624	-
Employee benefits	2,317	-
Research and development expenses	-	(3,501)
Accounts receivable	4,253	-
Provision for legal complaints and expenses	5,243	-
Loan approval expenses	-	(2,670)
Junior mining companies (valued based on stock price)	-	(2,474)
Royalty	-	(4,084)
Tax loss benefit	1,437	-
Other	5,002	-
Foreign items (other)	305	-
Balances to date	128,360	(333,643)
Net balance	-	(205,283)

Disclosure of detailed information about reconciliation of changes in deferred tax liabilities assets [Text Block]

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(68,544)	(7,288)	-	(7,288)	(75,832)
Property, plant and equipment and capitalized interest	211,374	(14,531)	-	(14,531)	196,843
Facility closure provision	(3,469)	(811)	-	(811)	(4,280)
Manufacturing expenses	102,748	1,012	-	1,012	103,760
Individual savings plans, unemployment insurance	6,792	(667)	(446)	(1,113)	5,679
Vacation accrual	(4,887)	(268)	-	(268)	(5,155)
Inventory provision	(25,172)	(2,983)	-	(2,983)	(28,155)
Materials provision	(7,107)	868	-	868	(6,239)
Forwards	(624)	(1,545)	-	(1,545)	(2,169)
Employee benefits	(2,317)	(992)	-	(992)	(3,309)
Research and development expenses	3,501	(1,285)	-	(1,285)	2,216
Accounts receivable	(4,253)	686	(621)	65	(4,188)
Provision for legal complaints and expenses	(5,243)	1,230	-	1,230	(4,013)
Loan approval expenses	2,670	(333)	-	(333)	2,337
Junior mining companies (valued based on stock price)	2,474	-	(1,498)	(1,498)	976
Royalty	4,084	(795)	(11)	(806)	3,278
Tax loss benefit	(1,437)	313	-	313	(1,124)
Other	(5,002)	(64)	61	(3)	(5,005)
Foreign items (other)	(305)	46	-	46	(259)

Total temporary differences, unused losses and unused tax credits	205,283	(27,407)	(2,515)	(29,922)	175,361

d.4)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2017

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(86,156)	17,612	-	17,612	(68,544)
Property, plant and equipment and capitalized interest	225,124	(13,750)	-	(13,750)	211,374
Facility closure provision	(1,589)	(1,880)	-	(1,880)	(3,469)
Manufacturing expenses	110,630	(7,882)	-	(7,882)	102,748
Individual savings plans, unemployment insurance	5,214	1,876	(298)	1,578	6,792
Vacation accrual	(4,061)	(826)	-	(826)	(4,887)
Inventory provision	(20,684)	(4,488)	-	(4,488)	(25,172)
Materials provision	(7,776)	669	-	669	(7,107)
Forwards	(10,206)	9,582	-	9,582	(624)
Employee benefits	(6,783)	4,466	-	4,466	(2,317)
Research and development expenses	4,641	(1,140)	-	(1,140)	3,501
Accounts receivable	(4,305)	52	-	52	(4,253)
Provision for legal complaints and expenses	(7,686)	2,443	-	2,443	(5,243)
Loan approval expenses	3,115	(445)	-	(445)	2,670
Junior mining companies (valued based on stock price)	1,300	624	550	1,174	2,474
Royalty	6,457	(2,389)	16	(2,373)	4,084
Tax loss benefit	(1,302)	(135)	-	(135)	(1,437)
Other	(266)	(4,736)	-	(4,736)	(5,002)
Foreign items (other)	(212)	(93)	-	(93)	(305)

Total temporary differences, unused losses and unused tax credits	205,455	(440)	268	(172)	205,283

Disclosure of detailed information about net operating loss carryforwards [Text Block]	As of December 31, 2018 and December 31, 2017, tax loss carryforwards are detailed as follows:
	12/31/2018	12/31/2017
	ThUS$	ThUS$

Chile	1,125	1,437
Total	1,125	1,437

Disclosure of detailed information about unrecognized deferred tax assets and liabilities [Text Block]
Unrecognized deferred tax assets and liabilities as of December 31, 2018 and December 31, 2017 are as follows:

	12/31/2018	12/31/2017
	ThUS$	ThUS$
	Assets (liabilities)	Assets (liabilities)

Tax losses (NOLs)	32	37
Doubtful accounts impairment	47	48
Inventory impairment	947	1,347
Pensions plan	62	1
Accrued vacations	19	19
Depreciation	(127)	(139)
Other	(28)	(36)
Balances to date	952	1,277

Disclosure of detailed information about movements in deferred tax assets and liabilities [Text Block]
Movements in deferred tax assets and liabilities as of December 31, 2018 and December 31, 2017 are detailed as follows:

	12/31/2018	12/31/2017
	ThUS$	ThUS$
	Liabilities (assets)	Liabilities (assets)

Deferred tax assets and liabilities, net opening balance	(205,283)	(205,455)
Increase (decrease) in deferred taxes in profit or loss	27,407	440
Increase (decrease) in deferred taxes in equity	2,515	(268)
Balances to date	(175,361)	(205,283)

Disclosure of detailed information about current and deferred tax expenses income [Text Block]
Current and deferred tax expenses (income) are detailed as follows:

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense
Current income tax expense	(207,959)	(182,567)	(149,669)
Adjustments to prior year current income tax	1,577	15,954	2,080
Current income tax expense, net, total	(206,382)	(166,613)	(147,589)

Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	27,407	440	14,624
Deferred tax expense, net, total	27,407	440	14,624
Tax expense (income)	(178,975)	(166,173)	(132,965)

Tax expenses (income) for foreign and domestic parties are detailed as follows:

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense by foreign and domestic parties, net
Current income tax expense, foreign parties, net	(7,516)	(14,396)	(10,844)
Current income tax expense, domestic, net	(198,866)	(152,217)	(136,745)
Current income tax expense, net, total	(206,382)	(166,613)	(147,589)

Deferred tax expense by foreign and domestic parties, net
Deferred tax expense, foreign parties, net	(1,885)	(154)	626
Deferred tax expense, domestic, net	29,292	594	13,998
Deferred tax expense, net, total	27,407	440	14,624
Income tax expense	(178,975)	(166,173)	(132,965)

Disclosure of detailed information about tax effects of other comprehensive income components [Text Block]
Disclosures on the tax effects of other comprehensive income components:

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	Gains (losses) for income taxes	Amount after taxes
	12/31/2018	12/31/2018	12/31/2018
	ThUS$	ThUS$	ThUS$

Gain (loss) from defined benefit plans	(1,327)	396	(931)
Cash flow hedge	5,723	-	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(5,546)	1,498	(4,048)
Total	(1,150)	1,894	(744)

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	Gains (losses) for income taxes	Amount after taxes
	12/31/2017	12/31/2017	12/31/2017
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,401)	282	(1,119)
Cash flow hedge	2,184	-	2,184
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	(550)	(576)
Total	757	(268)	489

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	Gains (losses) for income taxes	Amount after taxes
	12/31/2016	12/31/2016	12/31/2016
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,397)	921	(2,476)
Cash flow hedge	2,233	(470)	1,763
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	4,813	(1,300)	3,513
Total	3,649	(849)	2,800

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
Reconciliation of numbers in income tax expenses (income) and the result of multiplying financial gain by the rate prevailing in Chile,

	Income (expense)
	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	621,038	594,590	414,889
Income tax rate in force in Chile	27%	25.5%	24%

Tax expense using the legal rate	(167,680)	(151,620)	(99,573)
Effect of royalty tax payments.	(4,919)	(3,372)	(6,311)
Tax effect of revenue from regular activities exempt from taxation	1,446	2,886	2,461
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(4,566)	(4,764)	(10,202)
Tax effect of tax rates supported abroad	(8,714)	(8,061)	(15,933)
IRS provision surplus	3,517	-	-
Fines affected by Article 21	(718)	(1,517)	(151)
Other tax effects from reconciliation between accounting gains and tax expenses	2,659	275	(3,256)
Tax expense using the effective rate	(178,975)	(166,173)	(132,965)